UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2022

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” — Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli ABC Fund was (3.3)% compared with a total return of 0.1% for the ICE BofA 3 Month U.S. Treasury Bill Index. Another class of shares is available. See page 4 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective (Unaudited)

The investment objective of the Fund is to seek to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.

The Fund invests primarily in securities of domestic and foreign issuers that Gabelli Funds, LLC, the Fund’s investment adviser (the Adviser), believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, the Fund may purchase the selling company’s securities, offering the Fund the possibility of returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.

Performance Discussion (Unaudited)

Uncertainty surrounding the current state of the global macroeconomic environment, taxed supply chains and an ongoing war in Eastern Europe plagued the pace of deal making in the first half of 2022. Global M&A activity totaled $2.2 trillion in the first six months of the year, a 21% decrease versus year ago levels. More than 6,600 deals were announced in the United States totaling just shy of $1 trillion. Deal making in the technology sector slowed 19% year-over-year, but remained the most active, followed by industrials and financials. COVID-19 cases are now significantly below peak, but hot spots have emerged around the world, particularly in China, adding additional hesitancy to the deal making landscape and leading cross-border activity to decline 17% compared to last year.

Mega deals, or deals greater than $10 billion, increased 11% year-over-year, with several well-known targets entering into merger agreements. Microsoft began the year announcing its $69 billion acquisition of game developer, Activision Blizzard. In May, software company, VMware Inc. agreed to be acquired by Broadcom Inc. in a cash and stock transaction, valued at $61 billion. And of course Elon Musk’s well publicized take private of Twitter for $44 billion, in which the ultimate outcome remains uncertain.

Throughout portions of the first half, we saw significant widening of deal spreads. Some of which were tied to specific deal risks, including worries that buyers would walk away from transactions, leaving target companies vulnerable to market conditions. This led to relatively broad based selling across announced deals, with more pain felt in technology, given the sectors step selloff this year following lofty valuations. Spreads have since rebounded following the successful completion of several deals, as well as updates provided by buyers to reassure the market that they remain committed to closing their transactions.

While the pace of acquisition announcements by strategic acquirers slowed, private equity backed deals remained plentiful. A total of $553 billion worth of deals were announced in the half, accounting for a quarter of all M&A activity. While some private equity sponsors have hit roadblocks attempting to secure financing, strategic buyers balance sheets remain strong with regards to cash levels and financial buyers are coming off very robust years of capital raising.

As companies gain more certainty into a number of global concerns and enhance their due diligence efforts, we expect deal making to remain strong. Valuations have begun to reset, the importance to compete on a global basis, as well as a surplus of cash to deploy all remain drivers for corporate transactions to take place.

Done Deals

Vocera Communications Inc. is a San Jose, California based provider of voice communication systems for medical facilities. On January 6, 2022, the company agreed to be acquired by Styker Corporation in a $79.25 cash tender offer, valuing the deal at a $3.1 billion total enterprise value. The deal required U.S. regulatory approvals and a majority shareholder tender. The deal closed in 48 days on February 23, 2022.

Mcafee Corporation based in San Jose, California is a provider of antivirus, cloud and endpoint security solutions. On November 8, 2021 Mcafee agreed to be acquired by private equity, led by Advent International and Permira for $26 cash per share or a $14 billion total enterprise value. The deal was subject to several global regulatory approvals, as well as shareholder vote and closed on March 1, 2022.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(5/14/93)
AAA Shares (GABCX)	(3.26)%	(2.48)%	1.92%	2.54%	2.56%	5.07%
Advisor Shares (GADVX)	(3.38)	(2.66)	1.69	2.30	2.30	4.94
S&P 500 Index (b)	(19.96)	(10.62)	11.31	12.96	8.54	9.79
ICE BofA 3 Month U.S. Treasury Bill Index (b)	0.14	0.17	1.11	0.64	0.75	2.37
Lipper U.S. Treasury Money Market Fund Average (b)	0.09	0.10	0.82	0.43	0.51	1.95

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2007. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE BofA 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the BofA 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. Lipper U.S. Treasury Money Market Fund Average since inception performance is as of April 30, 1993.

In the current prospectuses dated April 29, 2022, the expense ratios for the Class AAA and the Advisor Class Shares, are 0.77% and 1.02%, respectively. See page 12 for the expense ratios for the six months ended June 30, 2022. The Fund does not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 39.4%
	Aerospace and Defense — 1.5%
226,000	Aerojet Rocketdyne Holdings Inc.†	$10,883,596	$9,175,600
1,800	Hexcel Corp.	64,793	94,158
35,000	Meggitt plc†	351,048	336,157
		11,299,437	9,605,915
	Automotive — 0.0%
55,000	Iveco Group NV†	344,299	290,607

	Automotive: Parts and Accessories — 1.1%
180,000	Meritor Inc.†	6,466,681	6,539,400
17,000	Tenneco Inc., Cl. A†	321,702	291,720
		6,788,383	6,831,120
	Broadcasting — 0.9%
8,000	Cogeco Inc.	155,796	424,177
110,000	Sinclair Broadcast Group Inc., Cl. A	3,327,081	2,244,000
155,000	TEGNA Inc.	3,454,191	3,250,350
		6,937,068	5,918,527
	Building and Construction — 8.6%
28,000	Cornerstone Building Brands Inc.†	657,398	685,720
6,000	Johnson Controls International plc	211,140	287,280
930,200	Lennar Corp., Cl. B	37,545,402	54,612,042
		38,413,940	55,585,042
	Business Services — 0.3%
76,000	Dawson Geophysical Co.†	175,980	101,840
388,721	Macquarie Infrastructure Holdings LLC	15,558,409	1,519,899
15,000	Nielsen Holdings plc	402,866	348,300
180,000	Steel Connect Inc.†	108,900	241,200
		16,246,155	2,211,239
	Cable and Satellite — 0.4%
1,000	Charter Communications Inc., Cl. A†	215,343	468,530
73,000	Liberty Global plc, Cl. A†	2,199,683	1,536,650
20,000	Liberty Global plc, Cl. C†	589,606	441,800
15,000	Liberty Latin America Ltd., Cl. A†	185,305	117,000
10,000	Shaw Communications Inc., Cl. B	275,041	294,671
		3,464,978	2,858,651
	Communications — 0.2%
11,546	Millicom International Cellular SA†	225,626	165,916
21,488	Plantronics Inc.†	848,103	852,644
		1,073,729	1,018,560
			Market
Shares		Cost	Value
	Computer Software and Services — 2.6%
4,914	Aspen Technology Inc.†	$895,085	$902,603
125,000	Avast plc	998,948	786,680
24,500	Black Knight Inc.†	1,848,170	1,602,055
53,000	CDK Global Inc.	2,892,066	2,902,810
10,000	Citrix Systems Inc.	1,018,337	971,700
3,000	Convey Health Solutions Holdings Inc.†	30,960	31,200
12,000	Dell Technologies Inc., Cl. C	591,726	554,520
57,000	Digi International Inc.†	619,969	1,380,540
4,000	EMIS Group plc	91,848	90,762
8,700	Fiserv Inc.†	624,964	774,039
6,500	Mandiant Inc.†	142,805	141,830
1,000	ManTech International Corp., Cl. A	93,870	95,450
6,000	Playtech plc†	55,106	39,550
5,000	Rocket Internet SE	112,606	146,189
2,800	Rockwell Automation Inc.	499,852	558,068
85,000	Sailpoint Technologies Holdings Inc.†	5,437,294	5,327,800
852	Take-Two Interactive Software Inc.†	115,345	104,396
300	Twitter Inc.†	12,092	11,217
1,000	VMware Inc., Cl. A	119,014	113,980
		16,200,057	16,535,389
	Consumer Products — 2.1%
15,000	Bang & Olufsen A/S†	43,705	29,292
22,000	Energizer Holdings Inc.	813,145	623,700
21,500	Hunter Douglas NV†	1,949,784	3,942,912
800,000	Swedish Match AB	8,238,122	8,148,781
20,000	Terminix Global Holdings Inc.†	871,929	813,000
		11,916,685	13,557,685
	Diversified Industrial — 0.7%
15,000	Haldex AB†	133,677	96,043
50,000	Intertape Polymer Group Inc.	1,576,049	1,572,405
40,000	Myers Industries Inc.	426,840	909,200
35,000	Steel Partners Holdings LP†	288,510	1,469,125
13,107	Valmet Oyj	420,297	321,548
22,000	Wartsila OYJ Abp	306,892	171,298
		3,152,265	4,539,619
	Electronics — 2.2%
1,300	Coherent Inc.†	328,023	346,086
6,000	NeoPhotonics Corp.†	92,907	94,380
51,000	Rogers Corp.†	13,778,236	13,366,590
2,500	Ultra Electronics Holdings plc	104,751	105,357
12,400	Yamada Holdings Co. Ltd.	36,458	44,599
		14,340,375	13,957,012

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities — 3.9%
58,000	Alerion Cleanpower SpA	$159,011	$1,890,292
16,666	Alvopetro Energy Ltd.	36,044	77,167
13,000	APA Corp.	414,345	453,700
1,450,000	ContourGlobal plc	4,650,884	4,439,189
9,185	Corning Natural Gas Holding Corp	223,334	226,227
20,000	Endesa SA	453,617	377,262
46,982	Energy Transfer LP	277,707	468,880
520	Equitrans Midstream Corp.	4,540	3,307
200,000	Gulf Coast Ultra Deep Royalty Trust	39,334	9,000
29,000	National Fuel Gas Co.	1,405,934	1,915,450
226,000	PNM Resources Inc.	11,020,921	10,798,280
30,000	Primo Water Corp.	439,880	401,400
80,000	Severn Trent plc	2,149,514	2,647,871
10,000	South Jersey Industries Inc.	337,390	341,400
300	Southwest Gas Holdings Inc.	21,754	26,124
23,000	UGI Corp.	1,008,431	888,030
116,000	Vivo Energy plc	205,433	206,162
		22,848,073	25,169,741
	Entertainment — 0.7%
2,600	Activision Blizzard Inc.	211,452	202,436
93,000	Fox Corp., Cl. B	3,564,092	2,762,100
30,000	Liberty Media Corp.- Liberty Braves, Cl. A†	733,409	754,500
4,740	Madison Square Garden Entertainment Corp.†	372,142	249,419
3,000	Madison Square Garden Sports Corp.†	448,445	453,000
		5,329,540	4,421,455
	Equipment and Supplies — 0.0%
33,600	The L.S. Starrett Co., Cl. A†	143,497	235,872

	Financial Services — 3.2%
34,000	Aareal Bank AG†	1,156,959	1,133,044
7,000	Alimco Financial Corp.†	240,731	49,000
8,300	Alleghany Corp.†	6,942,997	6,914,730
40,000	AllianceBernstein Holding LP	0	1,663,200
3,000	Brookfield Asset Management Inc., Cl. A	151,200	133,410
2,119	CNFinance Holdings Ltd., ADR†	5,573	5,403
23,000	Equitable Holdings Inc.	424,254	599,610
9,000	Fanhua Inc., ADR	69,658	46,530
32,000	First Horizon Corp.	757,321	699,520
1,000	Horizon Bancorp Inc.	9,670	17,420
10,000	Intertrust NV†	219,443	200,578
			Market
Shares		Cost	Value
53,000	KKR & Co. Inc.	$180,658	$2,453,370
800	Mastercard Inc., Cl. A	15,971	252,384
80,000	MoneyGram International Inc.†	643,229	800,000
500	Randolph Bancorp Inc.	13,225	13,225
7,920	SouthState Corp.	537,839	611,028
1,000	Topdanmark AS	28,451	52,046
16,000	Valley National Bancorp.	115,336	166,560
111,932	Webster Financial Corp.	4,094,673	4,717,934
35,000	Wright Investors’ Service Holdings Inc.†	87,500	8,855
		15,694,688	20,537,847
	Food and Beverage — 0.6%
2,000	Pernod Ricard SA	142,616	367,411
18,500	Remy Cointreau SA	1,139,034	3,231,826
1,000	Sanderson Farms Inc.	188,920	215,530
		1,470,570	3,814,767
	Health Care — 4.4%
11,500	AstraZeneca plc, ADR	668,725	759,805
21,000	Biohaven Pharmaceutical Holding Co. Ltd.†	3,016,034	3,059,910
400	Bio-Rad Laboratories Inc., Cl. A†	39,976	198,000
8,400	Bioventus Inc., Cl. A†	132,886	57,288
3,000	Bridgebio Pharma Inc.†	69,036	27,240
25,000	CareTech Holdings plc	226,873	225,505
34,000	Change Healthcare Inc.†	779,487	784,040
15,000	Clovis Oncology Inc.†	67,389	27,000
60,000	Covetrus Inc.†	1,235,428	1,245,000
28,000	Epizyme Inc.†	42,064	41,160
2,000	F-star Therapeutics Inc.†	12,840	12,520
2,000	Healthcare Trust of America Inc., Cl. A, REIT	60,242	55,820
500	ICU Medical Inc.†	29,090	82,195
182,000	Idorsia Ltd.†	2,258,364	2,602,315
300	Illumina Inc.†	12,176	55,308
37,000	McKesson Europe AG	1,170,357	856,909
433,000	Myrexis Inc.†	44,849	8,660
6,000	Natus Medical Inc.†	199,180	196,620
75,000	Perrigo Co. plc	3,216,888	3,042,750
12,000	QIAGEN NV†	524,042	566,400
527	QuidelOrtho Corp.†	61,457	51,214
2,000	Radius Health Inc.†	20,320	20,740
138,511	Sierra Oncology Inc.†	7,608,508	7,616,720
10,000	TherapeuticsMD Inc.†	98,883	99,500
5,000	Turning Point Therapeutics Inc.†	368,664	376,250
215,000	Viatris Inc.	2,942,587	2,251,050
21,000	Vifor Pharma AG†	3,616,363	3,640,601

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
10,500	Zendesk Inc.†	$782,802	$777,735
		29,305,510	28,738,255
	Hotels and Gaming — 0.0%
7,000	Entain plc†	149,143	106,088

	Machinery — 1.6%
20,000	Astec Industries Inc.	715,966	815,600
25,000	CFT SpA†(a)	138,180	120,514
18,000	CIRCOR International Inc.†	263,569	295,020
260,000	CNH Industrial NV	2,186,202	3,013,400
268,000	Welbilt Inc.†	6,312,719	6,381,080
		9,616,636	10,625,614
	Metals and Mining — 0.9%
85,000	Ampco-Pittsburgh Corp.†	348,699	328,950
3,760	Endeavour Mining plc	83,371	77,788
35,000	Freeport-McMoRan Inc.	495,790	1,024,100
4,257	Kinross Gold Corp.	22,197	15,147
19,000	Newmont Corp.	648,850	1,133,730
83,500	Pan American Silver Corp.	1,214,213	1,642,445
50,000	Sierra Metals Inc.	149,426	40,000
1,500	Turquoise Hill Resources Ltd.†	40,039	40,180
10,000	Vulcan Materials Co.	438,009	1,421,000
		3,440,594	5,723,340
	Paper and Forest Products — 0.1%
3,100	Keweenaw Land Association Ltd.	325,306	66,650
12,000	Neenah Inc.	454,531	409,680
		779,837	476,330
	Publishing — 0.1%
7,500	Lee Enterprises Inc.†	171,271	142,425
26,000	The E.W. Scripps Co., Cl. A†	309,748	324,220
		481,019	466,645
	Real Estate — 0.4%
30,000	American Campus Communities Inc., REIT	1,943,533	1,934,100
500	American Tower Corp., REIT	7,707	127,795
10,000	Bluerock Residential Growth REIT Inc.	264,769	262,900
5,000	Corem Property Group AB, Cl. B	11,505	5,611
2,000	PS Business Parks Inc., REIT	373,753	374,300
1,000	S IMMO AG	22,816	23,841
		2,624,083	2,728,547
	Retail — 0.3%
800	Kohl’s Corp.	34,882	28,552
			Market
Shares		Cost	Value
7,500	Marshall Motor Holdings plc	$39,925	$36,519
188,000	Sportsman’s Warehouse
	Holdings Inc.†	2,968,129	1,802,920
101,770	The Bon-Ton Stores Inc.†	4,946	560
		3,047,882	1,868,551
	Semiconductors — 0.6%
5,000	AIXTRON SE	19,842	126,697
19,500	CMC Materials Inc.	3,615,328	3,402,555
8,000	Siltronic AG	1,065,519	594,397
		4,700,689	4,123,649
	Specialty Chemicals — 0.5%
25,000	Atotech Ltd.†	613,229	483,750
59,000	GCP Applied Technologies Inc.†	1,856,508	1,845,520
1,600	Linde plc	259,270	460,048
18,000	SGL Carbon SE†	156,514	112,896
400	Tronox Holdings plc, Cl. A	9,436	6,720
		2,894,957	2,908,934
	Telecommunications — 1.1%
120,000	Koninklijke KPN NV	365,363	427,689
2,081	Liberty Latin America Ltd., Cl. C†	14,858	16,211
105,000	Lumen Technologies Inc.	1,750,406	1,145,550
74,000	Orange Belgium SA†	1,867,071	1,389,665
61,000	Parrot SA†	221,205	258,257
100,000	Pharol SGPS SA†	26,205	8,363
2,500	Switch Inc., Cl. A	84,170	83,750
98,000	Telenet Group Holding NV	4,277,301	2,034,469
105,000	Vonage Holdings Corp.†	2,151,618	1,978,200
		10,758,197	7,342,154
	Transportation — 0.3%
3,000	Atlantia SpA	74,233	70,359
12,700	DSV A/S	1,165,485	1,773,604
		1,239,718	1,843,963
	Wireless Communications — 0.1%
38,800	Millicom International Cellular SA, SDR†	1,020,764	553,757
10,000	United States Cellular Corp.†	360,553	289,600
		1,381,317	843,357
	Wireless Telecommunications Services — 0.0%
400,000	NII Holdings Inc., Escrow†	107,296	140,000

	TOTAL COMMON STOCKS	246,190,617	255,024,475

	CLOSED-END FUNDS — 0.2%
235,000	Altaba Inc., Escrow†	219,346	1,186,750

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	RIGHTS — 0.3%
	Computer Software and Services — 0.0%
1,000	Flexion Therapeutics Inc., CVR†	$0	$650

	Health Care — 0.1%

39,000	Achillion Pharmaceuticals Inc., CVR†	0	19,500
65,000	Adamas Pharmaceuticals Inc., CVR†	0	3,250
65,000	Adamas Pharmaceuticals Inc., CVR†	0	3,250
187,969	Ambit Biosciences Corp., CVR†(a)	0	317,667
100,000	Dova Pharmaceuticals Inc., CVR†	0	12,500
640,000	Innocoll, CVR†(a)	384,000	1
150,000	Ipsen SA/Clementia, CVR†(a)	202,500	0
95,400	Ocera Therapeutics, CVR†(a)	25,758	16,218
11,000	Prevail Therapeutics Inc., CVR†	0	5,500
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	401,888	0
12,000	Tobira Therapeutics Inc., CVR†(a)	720	0
1,500	Zogenix Inc., CVR†	0	1,125
		1,014,866	379,011
	Metals and Mining — 0.2%
10,000	Kinross Gold Corp., CVR†	0	0
2,200,000	Pan American Silver Corp., CVR†	506,000	1,561,120
		506,000	1,561,120
	TOTAL RIGHTS	1,520,866	1,940,781

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
102,000	Ampco-Pittsburgh Corp., expire 08/01/25†	69,678	42,534

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 60.9%
$395,345,000	U.S. Treasury Bills, 0.220% to 2.419%††, 07/07/22 to 12/22/22(b)	$394,294,847	$393,976,371

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.8%	$642,295,354	652,170,911

	SECURITIES SOLD SHORT — (8.0)%
	(Proceeds received $40,733,418)		(51,602,340)

	Other Assets and Liabilities (Net) — 7.2%		46,489,523

	NET ASSETS — 100.0%		$647,058,094

			Market
Shares		Proceeds	Value
	SECURITIES SOLD SHORT — (8.0)%
	Building and Construction — (7.9)%
726,000	Lennar Corp., Cl. A	$40,314,568	$51,233,820

	Semiconductors — (0.1)%
4,000	Entegris Inc.	418,850	368,520

	TOTAL SECURITIES SOLD SHORT(c)	$40,733,418	$51,602,340

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	At June 30, 2022, $88,500,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.

(c)	At June 30, 2022, these proceeds are being held at Pershing LLC.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

As of June 30, 2022, forward foreign exchange contracts outstanding were as follows:

					Settlement	Unrealized
Currency Purchased		Currency Sold		Counterparty	Date	Appreciation
USD	7,749,095	SEK	78,440,000	State Street Bank and Trust Co.	07/29/22	$73,750
USD	17,617,961	EUR	16,700,000	State Street Bank and Trust Co.	07/29/22	83,830
USD	3,299,024	GBP	2,700,000	State Street Bank and Trust Co.	07/29/22	10,655
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$168,235

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in securities, at value (cost $642,295,354)	$652,170,911
Cash	161,812
Foreign currency, at value (cost $302,541)	302,254
Deposit at brokers for securities sold short	50,922,195
Receivable for investments in securities sold	390,873
Receivable for Fund shares sold	177,953
Dividends and interest receivable	364,733
Unrealized appreciation on forward foreign currency contracts	168,235
Prepaid expenses	36,065
Total Assets	704,695,031
Liabilities:
Securities sold short, at value (proceeds $40,733,418)	51,602,340
Payable for investment securities purchased	4,215,889
Payable for Fund shares redeemed	1,375,796
Payable for investment advisory fees	268,497
Payable for distribution fees	35,443
Payable for accounting fees	7,500
Other accrued expenses	131,472
Total Liabilities	57,636,937
Net Assets
(applicable to 64,236,092 shares outstanding)	$647,058,094
Net Assets Consist of:
Paid-in capital	$644,747,272
Total distributable earnings	2,310,822
Net Assets	$647,058,094

Shares of Capital Stock, each at $0.001 par value; – shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($475,796,156 ÷ 47,090,162 shares outstanding)	$10.10
Advisor Class:
Net Asset Value, offering, and redemption price per share ($171,261,938 ÷ 17,145,930 shares outstanding)	$9.99

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $78,093)	$1,760,746
Interest	808,208
Total Investment Income	2,568,954
Expenses:
Investment advisory fees	1,649,238
Distribution fees - Advisor Class	215,728
Dividend expense on securities sold short	560,511
Service fees for securities sold short (See Note 2)	184,619
Shareholder communications expenses	50,322
Directors’ fees	45,621
Custodian fees	40,806
Legal and audit fees	28,470
Shareholder services fees	27,001
Registration expenses	24,573
Accounting fees	22,500
Interest expense	617
Miscellaneous expenses	27,626
Total Expenses	2,877,632
Less:
Expenses paid indirectly by broker (See Note 6)	(5,942)
Net Expenses	2,871,690
Net Investment Loss	(302,736)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments in securities	4,263,809
Net realized gain on securities sold short	371,184
Net realized gain on forward foreign exchange contracts	2,125,250
Net realized gain on foreign currency transactions	29,311
Net realized gain on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	6,789,554
Net change in unrealized appreciation/depreciation:
on investments in securities	(62,745,480)
on securities sold short	33,786,331
on forward foreign exchange contracts	321,708
on foreign currency translations	(19,089)

Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	(28,656,530)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	(21,866,976)
Net Decrease in Net Assets Resulting from Operations	$(22,169,712)

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income/(loss)	$(302,736)	$94,971
Net realized gain on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	6,789,554	32,326,673
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	(28,656,530)	(2,264,722)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(22,169,712)	30,156,922
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(21,068,166)
Advisor Class	—	(7,137,119)
Total Distributions to Shareholders	—	(28,205,285)

Capital Share Transactions:
Class AAA	2,208,030	(64,458,963)
Advisor Class	8,777,962	1,386,666
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	10,985,992	(63,072,297)
Redemption Fees	46	48
Net Decrease in Net Assets	(11,183,674)	(61,120,612)
Net Assets:
Beginning of year	658,241,768	719,362,380
End of period	$647,058,094	$658,241,768

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2022(e)	$10.44	$(0.00	)(b)	$(0.34)	$(0.34)	$—	$—		$—	$0.00	$10.10	(3.26)%	$475,796	(0.03	)%(f)	0.81	%(f)	65%
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	10.44	4.37	489,797	0.15		0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(b)	(0.04)	0.00	10.46	2.90	552,051	0.21		0.73		251
2019	10.03	0.12		0.36	0.48	(0.14)	(0.16)		(0.30)	0.00	10.21	4.80	618,374	1.18		0.64		278
2018	10.38	0.15		(0.13)	0.02	(0.24)	(0.13)		(0.37)	0.00	10.03	0.20	564,929	1.41		0.57	(g)	231
2017	10.17	0.05		0.17	0.22	—	(0.01)		(0.01)	0.00	10.38	2.20	660,559	0.51		0.58	(g)(h)	205
Advisor Class
2022(e)	$10.34	$(0.01)		$(0.34)	$(0.35)	$—	$—		$—	$0.00	$9.99	(3.38)%	$171,262	(0.28	)%(f)	1.06	%(f)	65%
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	10.34	4.15	168,445	(0.43)		1.02		205
2020	10.10	0.00	(b)	0.27	0.27	(0.01)	(0.00	)(b)	(0.01)	0.00	10.36	2.70	167,311	0.01		0.98		251
2019	9.93	0.09		0.35	0.44	(0.11)	(0.16)		(0.27)	0.00	10.10	4.40	279,964	0.92		0.89		278
2018	10.27	0.12		(0.13)	(0.01)	(0.20)	(0.13)		(0.33)	0.00	9.93	(0.10)	377,330	1.41		0.82	(g)	231
2017	10.08	0.03		0.17	0.20	—	(0.01)		(0.01)	0.00	10.27	2.00	731,397	0.26		0.83	(g)(h)	205

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017 would have been 0.58%, 0.57%, 0.57%, 0.56%, 0.56%, and 0.55% (Class AAA) and 0.83%, 0.82%, 0.82%, 0.81%, 0.81%, and 0.80% (Advisor Class), respectively.
(e)	For the six months ended June 30, 2022, unaudited.

(f)	Annualized.

(g)	The Fund incurred tax expense during the years ended December 31, 2018 and 2017. For the year ended December 31, 2018, the effect was minimal. For the year ended December 31, 2017, if the tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.57% (Class AAA) and 0.82% (Advisor Class).

(h)	During the year ended December 31, 2017, the Fund received reimbursements of custody expenses paid in prior years. There was no impact on the expense ratio.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1.  Organization.The Gabelli ABC Fund, the sole series of the Gabelli Investor Funds, Inc. (the Corporation), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2022 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$16,389,200	$146,189	—	$16,535,389
Financial Services	20,479,992	57,855	—	20,537,847
Health Care	27,872,686	865,569	—	28,738,255
Machinery	10,505,100	—	$120,514	10,625,614
Retail	1,831,472	37,079	—	1,868,551
Wireless Telecommunications Services	—	140,000	—	140,000
Other Industries (b)	176,578,819	—	—	176,578,819
Total Common Stocks	253,657,269	1,246,692	120,514	255,024,475
Closed-End Funds	—	1,186,750	—	1,186,750
Rights (b)	1,561,120	45,775	333,886	1,940,781
Warrants (b)	42,534	—	—	42,534
U.S. Government Obligations	—	393,976,371	—	393,976,371
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$255,260,923	$396,455,588	$454,400	$652,170,911
LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(51,602,340)	—	—	$(51,602,340)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(51,602,340)	—	—	$(51,602,340)

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Significant Quoted Prices	Level 2 Other Unobservable Observable Inputs	Level 3 Significant Inputs (a)	Total Market Value at 06/30/22
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$168,235	—	$168,235

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

The Fund did not have material transfers into or out of Level 3 during the six months ended June 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2022, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2022, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2022 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2022 had an average monthly notional amount of approximately $26,955,253.

At June 30, 2022, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts. For the six months ended June 30, 2022, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

At June 30, 2022, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Forward Foreign Exchange Contracts	$168,235	—	$168,235

The following table presents the Fund’s derivative assets by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2022:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Received	Net Amount
Counterparty
State Street Bank and Trust Co.	$168,235	—	—	$168,235

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2022 are reflected within the Schedule of Investments. For the six months ended June 30, 2022, the Fund incurred $184,619 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to –% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2022, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$15,211,687
Net long term capital gains	14,145,731
Total distributions paid	$29,357,418

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2022:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$604,058,147	$41,329,171	$(44,818,747)	$(3,489,576)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G. distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $183,834,875 and $186,567,919, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $32,646 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,942.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2022, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2022, there were no borrowings under the line of credit.

8.  Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,763,406	$49,223,933	8,756,788	$94,152,395
Shares issued upon reinvestment of distributions	—	—	1,979,228	20,603,876
Shares redeemed	(4,568,182)	(47,015,903)	(16,597,442)	(179,215,234)
Net increase/(decrease)	195,224	$2,208,030	(5,861,426)	$(64,458,963)
Advisor Class
Shares sold	3,601,861	$36,759,517	5,558,294	$59,081,312
Shares issued upon reinvestment of distributions	—	—	634,362	6,533,928
Shares redeemed	(2,749,977)	(27,981,555)	(6,045,172)	(64,228,574)
Net increase	851,884	$8,777,962	147,484	$1,386,666

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 8, 2022, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2021) of the Fund against a peer group of four other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year and three year periods and in the fourth quartile for the five year period, as measured against the Adviser Peer Group. The Independent Board Member noted that the Fund’s total return was at or below the median for the one year, three year, and five year periods within the Advisory Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one year period, the fourth quintile for the three year period, and the fifth quintile for the five year period. The Independent Board Members discussed the Fund’s performance and potential ways to improve the Fund’s performance, along with the limited universe of comparable funds.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of four other alternative event driven funds and thirteen other alternative multi-strategy funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Members noted that the Fund’s expense ratios were at the low end of each peer group and that the Fund’s size was above average within each peer group. The Independent Board Members also compared the management fee structure for the Fund to that in effect for most other Gabelli funds. The Independent Board Members were presented with but did not consider to be material to their decision, various information comparing the advisory fee to the advisory fees for other types of accounts managed by affiliates of the Adviser. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund. The Independent Board Members were presented with but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than the average within both peer groups and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.